Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Schedule of Assumptions Used

The following table provides the weighted average actuarial assumptions for the dedicated pension plans:

	As of December 31,
(PERCENTAGES)	2012	2011	2010
Weighted average assumptions used to determine benefit obligations:
Discount rate	4.6%	5.8%	5.1%
Rate of compensation increase	5.3%	2.7%	2.7%

Weighted average assumptions used to determine net benefit cost for the year ended December 31:
Discount rate	5.8%	5.1%	6.0%
Expected return on plan assets	3.6%	3.6%	4.0%
Rate of compensation increase	2.7%	2.7%	2.6%

Schedule of Analysis of Change in Benefit Obligations, Plan Assets and Funded Status of Pension and Postretirement Benefit Plan

An analysis of the changes in our benefit obligations, plan assets and funded status of our dedicated plans follows:

	As of and for the Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011
Change in benefit obligation:
Projected benefit obligation, beginning	$37	$39
Changes in actuarial assumptions and other	2	(5)
Adjustments for foreign currency translation	(1)	2
Other—net	1	1

Benefit obligation, ending	39	37

Change in plan assets:
Fair value of plan assets, beginning	33	31
Actual return on plan assets	2	1
Company contributions	2	2
Adjustments for foreign currency translation	(1)	1
Other—net	(1)	(2)

Fair value of plan assets, ending	35	33

Funded status—Projected benefit obligation in excess of plan assets at end of year(a)	$(4)	$(4)

(a)	Included in Other noncurrent liabilities.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

Information related to the funded status of selected plans follows:

	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets(a)	$35	$—
Accumulated benefit obligation(a)	38	2
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	35	33
Projected benefit obligation	39	37

(a)	2012 amounts reflect the anticipated settlement of the Netherlands plan liability in fiscal year 2013.

Components of Plan Assets

The components of plan assets follow:

	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Cash and cash equivalents	$1	$1
Equity securities: Equity commingled funds	5	4
Debt securities: Government bonds	28	26
Other investments	1	2

Total(a)	$35	$33

(a)

Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 3D. Significant Accounting Policies—Fair Value). All investment plan assets are valued using Level 2 inputs.

Schedule of Percentage of Fair Value of Plan Assets

The long-term target asset allocations and the percentage of the fair value of plans assets for dedicated benefit plans follow:

	As of December 31,
	Target allocation percentage

		Percentage of Plan Assets
(PERCENTAGES)	2012	2012	2011
Cash and cash equivalents	0-20%	1.8%	2.7%
Equity securities	0-20%	13.0%	13.3%
Debt securities	65-80%	79.5%	78.2%
Other investments	0-20%	5.7%	5.8%

Total	100%	100.0%	100.0%